AMOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
AMOUNTS RECEIVABLE AND PREPAID EXPENSES
Sales tax receivable	$ 63	$ 66
Interest, refundable deposits and other receivables	595	64
Prepaid expenses	2,250	2,532
Total	$ 2,908	$ 2,662